Revenue - Disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Revenue	$ 5,596,799	$ 1,670,009
Wealth management solutions
Disaggregation of revenue
Revenue	4,996,257	814,526
Execution solutions
Disaggregation of revenue
Revenue	267,266	55,671
Payment solutions
Disaggregation of revenue
Revenue	$ 333,276	$ 799,812